Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional assets	$ 7,987,180	$ 8,155,418
Investments carried under the equity method	111,798	116,614
Current financial investments	196,753	200,084
Cash and cash equivalents (project companies)	1,058,843	868,501	$ 690,172	$ 562,795
Assets held for sale	92,089	0
Total assets	9,978,649	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,200,217	5,237,614
Grants and other liabilities	1,199,685	1,229,767
Long-term and short-term corporate debt	965,320	993,725
Liabilities directly associated with the assets held for sale	72,172	0
Total liabilities	8,120,775	8,197,473
Equity	1,857,874	1,740,881	$ 1,569,130	$ 1,714,856
Total liabilities and equity	9,978,649	9,938,354
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,060,267	3,073,785
Investments carried under the equity method	68,781	74,660
Current financial investments	125,719	129,264
Cash and cash equivalents (project companies)	224,960	206,344
Total assets	3,479,727	3,484,053
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,634,887	1,623,284
Grants and other liabilities	1,059,358	1,078,974
Total liabilities	2,694,245	2,702,258
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,239,466	1,211,952
Investments carried under the equity method	0	0
Current financial investments	27,734	27,836
Cash and cash equivalents (project companies)	88,615	70,861
Total assets	1,355,815	1,310,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	922,444	902,500
Grants and other liabilities	11,233	11,355
Total liabilities	933,678	913,855
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,687,446	3,869,681
Investments carried under the equity method	43,016	41,954
Current financial investments	43,300	42,984
Cash and cash equivalents (project companies)	310,368	255,530
Total assets	4,084,130	4,210,149
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,642,886	2,711,830
Grants and other liabilities	129,094	139,438
Total liabilities	2,771,979	2,851,268
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,987,180	8,155,418
Investments carried under the equity method	111,798	116,614
Current financial investments	196,753	200,084
Cash and cash equivalents (project companies)	623,943	532,735
Total assets	8,919,674	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,200,217	5,237,614
Grants and other liabilities	1,199,685	1,229,767
Total liabilities	6,399,902	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	231,088	242,044
Assets held for sale	92,089
Other current assets (including cash and cash equivalents at holding company level)	735,798	691,459
Total assets	1,058,975	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	965,320	993,725
Other non-current liabilities	553,512	589,107
Liabilities directly associated with the assets held for sale	72,172
Other current liabilities	129,869	147,260
Total liabilities	1,720,873	1,730,092
Equity	1,857,874	1,740,881
Total liabilities and equity	$ 3,578,747	$ 3,470,973